Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

August 25, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:

Private Asset Management Funds (the "Registrant")

File Nos. 333-84500 and 811-21049

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned  certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment  No. 1, which was filed with the Commission on August 20, 2003, and (ii) that Post-Effective Amendment No. 1 has been filed electronically with the Commission.

Very truly yours,

/s/ Stephen J. Cohen

   Stephen J. Cohen

   President